FINANCIAL INSTRUMENTS - Interest Rate Swap Agreements (Details) - Interest rate risk - Interest rate swap agreements $ in Thousands, $ in Thousands	Aug. 20, 2018 USD ($)	Jul. 21, 2017 CAD ($)	Jun. 08, 2017 USD ($)	Mar. 18, 2015 USD ($)
Qualifying cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 60,000	$ 36,000	$ 40,000
Fixed interest rate paid	2.045%	1.6825%	1.79%
Non-qualifying cash flow hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount				$ 40,000
Fixed interest rate paid				1.61%